Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

As of December 31, 2025 and June 30, 2026, property, plant and equipment, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026

Buildings	$4,245,378	$4,245,378
Leasehold improvement	116,729	152,518
Machinery and equipment	474,220	473,925
Motor vehicles	354,408	354,408
Furniture and fixtures	94,261	102,060
Total property plant and equipment, at cost	5,284,996	5,328,289
Less: accumulated depreciation	(964,311)	(952,175)
Total property, plant and equipment, net	$4,320,685	$4,376,114